FINANCIAL RISK MANAGEMENT, Foreign Exchange Risk (Details) - Foreign Exchange Risk [Member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign exchange risk [Abstract]
Percentage of funds denominated in US dollars to mitigate foreign exchange risk	88.00%
Percentage appreciation (depreciation) of US Dollar against Argentine Peso	10.00%
Pretax income	$ 2,564,896	$ 1,138,128	$ 399,846
U.S. Dollars [Member] | Liquids Production and Commercialization [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	87.00%	77.00%	76.00%
Argentine Pesos [Member] | Liquids Production and Commercialization [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	53.00%	59.00%	51.00%